UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

RIPON MORTGAGES PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Nad Patten, +352 26 6456 313

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, and 99.3 for the related information.

Item 3	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for KPMG LLP

99.2	Disclosures required by Rule 15Ga-2 for Situs Asset Management Limited

99.3	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited

Schedule 1 – Narrative Report

Schedule 2A – Data Report – Part 1

Schedule 2B – Data Report – Part 2

Schedule 3 – Exception Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 6, 2017	Ripon S.ar.l (Depositor)

	By:	/s/ Solveig Diana Hoffmann
Name: Solveig Diana Hoffmann
Title: Member of the Board, Class A Manager

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for KPMG LLP

99.2	Disclosures required by Rule 15Ga-2 for Situs Asset Management Limited

99.3	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited

Schedule 1 – Narrative Report

Schedule 2A – Data Report – Part 1

Schedule 2B – Data Report – Part 2

Schedule 3 – Exception Report